Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	At Kidoz Inc., cybersecurity risk management is an integral part of our overall enterprise risk management program. Our cybersecurity risk management program is designed to align with industry practices and provide a framework for handling cybersecurity threats and incidents. We identify and assess risks from cybersecurity threats as part of our overall risk assessment process. We have implemented certain tools and processes to aid us in our efforts to identify, assess, prevent, and manage such cybersecurity risks. In addition to our own expertise, we also collaborate with subject matter specialists, as necessary, to gather insights for identifying and assessing cybersecurity threat risks, their likelihood and severity, and potential preventative measures and mitigations.

Our framework includes steps for (i) assessing the severity of a cybersecurity threat, (ii) identifying the source of a cybersecurity threat, (iii) implementing cybersecurity countermeasures and mitigation strategies and (iv) informing management of material cybersecurity threats and incidents.

Our cybersecurity team engages as needed our Cyber Security division experts for risk assessment and system enhancements. In addition, our cybersecurity team is involved in annual training.

Our Board of Directors has overall oversight responsibility for our risk management and delegates the daily supervision of cybersecurity issues to our Chief Operating Officer (“COO”). Our COO reports material cybersecurity incidents to the Chairman and Chief Executive Officer, and if needed, the Chairman and Chief Executive Officer will report the incident to our Board of Directors to take appropriate and timely measures in response to the incident.

Our management is responsible for identifying, considering, and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs. We established our data security management committee (the “Data Security Management Committee”) in 2021, composed of personnel from our cyber-Security division, IT center, and management team, to improve data security. The Data Security Management Committee is responsible for developing data security protection strategies, plans, and systems and providing required support and coordinating on major data security incidents. Our cybersecurity programs are under the direction of our COO who receives reports from our cybersecurity team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents. Our COO and other dedicated personnel are experienced information systems professionals with many years of experience in maintaining cybersecurity.

During the year ended December 31, 2025, we did not identify any cybersecurity threats that have materially affected or are reasonably likely to materially affect our business strategy, results of operations, or financial condition. However, despite our efforts, we cannot eliminate all risks from cybersecurity threats, or provide assurances that we have not experienced an undetected cybersecurity incident. For more information about these risks, see “Item 3. Key Information — 3.D. Risk Factors — Risks Related to Our Business — Breaches of network or information technology security, natural disasters or terrorist attacks could have an adverse effect on our business.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	we did not identify any cybersecurity threats that have materially affected or are reasonably likely to materially affect our business strategy, results of operations, or financial condition.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Board of Directors has overall oversight responsibility for our risk management and delegates the daily supervision of cybersecurity issues to our Chief Operating Officer (“COO”). Our COO reports material cybersecurity incidents to the Chairman and Chief Executive Officer, and if needed, the Chairman and Chief Executive Officer will report the incident to our Board of Directors to take appropriate and timely measures in response to the incident.
Cybersecurity Risk Role of Management [Text Block]	Our management is responsible for identifying, considering, and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs.